CONDENSED BALANCE SHEETS (Q2) - USD ($)	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019
Current assets
Cash	$ 572,084		$ 1,017,137	$ 18,378		$ 0
Prepaid expenses	93,045		124,766
Total Current Assets	665,129		1,141,903
Marketable securities held in Trust Account	230,004,719		230,011,254
TOTAL ASSETS	230,669,848		231,153,157			26,171
Current liabilities
Accrued expenses	2,832,174		1,163,558			1,000
Accrued offering costs			5,450			26,171
Total Current Liabilities	2,832,174		1,169,008			27,171
Warrant liability	11,246,750		13,365,500
Deferred underwriting fee payable	8,050,000		8,050,000
TOTAL LIABILITIES	22,128,924		22,584,508			27,171
Commitments and Contingencies (Note 7)
Class A common stock subject to possible redemption, 20,354,092 and 20,356,864 shares at redemption value as of June 30, 2021 and December 31, 2020, respectively.	203,540,920		203,568,640
Stockholders' Equity (Deficit)
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Additional paid-in capital	7,089,593		7,061,874
Accumulated Deficit	(2,090,494)		(2,062,769)			(1,000)
Total Stockholders' Equity (Deficit)	5,000,004	$ 5,000,009	5,000,009	$ 24,000	$ 24,000	(1,000)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)	230,669,848		231,153,157			$ 26,171
Class A Common Stock
Stockholders' Equity (Deficit)
Common stock	330		329
Class B Common Stock
Stockholders' Equity (Deficit)
Common stock	$ 575		$ 575